Significant Accounting Policies (Details) - Schedule of computing straight-line depreciation	Dec. 31, 2022
Compare and Peripheral equipment [Member]
Significant Accounting Policies (Details) - Schedule of computing straight-line depreciation [Line Items]
Property, plant and equipment, depreciation percentage	33.00%
Office furniture and equipment [Member] | Minimum [Member]
Significant Accounting Policies (Details) - Schedule of computing straight-line depreciation [Line Items]
Property, plant and equipment, depreciation percentage	7.00%
Office furniture and equipment [Member] | Maximum [Member]
Significant Accounting Policies (Details) - Schedule of computing straight-line depreciation [Line Items]
Property, plant and equipment, depreciation percentage	15.00%